UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 S. 147th St.; Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

4/30

Date of reporting period:   1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

PTA Comprehensive Alternatives Fund
PORTFOLIO OF INVESTMENTS
January 31, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 19.8%
	BANKS - 2.5%
2,000	JPMorgan Chase & Co.	$ 74,600

	INTERNET - 3.7%
1,150	Expedia, Inc.	37,226
2,250	TripAvisor, Inc.*	74,048
		111,274
	LODGING - 3.6%
2,200	Las Vegas Sands Corp. *	108,042

	MEDIA - 4.4%
5,000	Comcast Corp.	132,950

	OIL & GAS - 2.1%
11,000	Magnum Hunter Resources Corp. *	64,790

	SOFTWARE - 2.0%
2,000	Microsoft Corp.	59,060

	TELECOMMUNICATIONS - 1.5%
1,650	Vodafone Group PLC	44,682

	TOTAL COMMON STOCK (Cost - $537,638)	595,398

	EXCHANGE TRADED FUNDS- 13.0%
	EQUITY FUND- 13.0%
1,300	iShares Russell 2000 Index Fund	102,791
3,200	ProShares Short QQQ *	92,192
1,500	SPDR S&P 500 ETF Trust	196,815
		391,798

	TOTAL EXCHANGE TRADED FUNDS (Cost - $364,263)	391,798

	SHORT-TERM INVESTMENTS - 64.1%
	MONEY MARKET FUNDS - 14.3%
142,315	AIM STIT - Liquid Assets Portfolio, 0.02% **	142,315
146,628	Dreyfus Cash Management Plus, Inc., 0.06% **	146,628
142,315	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.22% **	142,315
		431,258
	US TREASURY OBLIGATIONS - 49.8%
1,498,000	United States Treasury Bill, 0.099%, due 11/15/2012 *	1,496,882

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,928,140)	1,928,140

	TOTAL INVESTMENTS - 96.9% (Cost - $2,830,041)(a)	$ 2,915,336
	OTHER LIABILITIES LESS ASSETS - 3.1%	93,667
	NET ASSETS - 100.0%	$ 3,009,003

	SECURITIES SOLD SHORT - (22.6)%
5,850	Cinemark Holdings, Inc.	115,362
1,000	DIRECTV *	45,010
5,400	Financial Select Sector SPDR Fund	75,924
3,000	GameStop Corp. - Cl. A *	70,080
200	priceline.com, Inc. *	105,896
3,000	Scripps Networks Interactive, Inc.	130,080
1,500	Starwood Hotels/Resorts Worldwide, Inc.	81,360
1,500	Time Warner, Inc.	55,590
	TOTAL SECURITIES SOLD SHORT (Proceeds - $640,492)	$ 679,302

* Non-Income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2012

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including securities sold short) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 102,508
	Unrealized depreciation:	(56,024)
	Net unrealized appreciation:	$ 46,484

PTA Comprehensive Alternatives Fund
PORTFOLIO OF INVESTMENTS
January 31, 2012 (Unaudited)

Securities valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of January 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 595,398	$ -	$ -	$ 595,398
Exchange Traded Funds	391,798	-	-	391,798
Short-Term Investments	1,928,140	-	-	1,928,140
Total	$ 2,915,336	$ -	$ -	$ 2,915,336
Liabilities
Securities Sold Short	$ 679,302	$ -	$ -	$ 679,302
Total	$ 679,302	$ -	$ -	$ 679,302

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/2/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/2/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/2/12